FINANCE LEASES - Changes in Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 105,975	$ 127,730
Additions	16,281	0
Repayments	(40,568)	(29,059)
Interest expense on obligations under finance lease	6,098	7,304
Foreign exchange translation	(198)
Ending balance	87,588	105,975
Current portion	19,601	18,387
Non-current portion	$ 67,987	$ 87,588